Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Foreign exchange	8,561,853	2,450	97,566	164	97,730	(94,941)	(15)	(94,956)
Interest rate	10,366,996	88,154	147,830	1,223	149,053	(147,073)	(1,254)	(148,327)
Equities	625,520	—	14,002	—	14,002	(16,466)	—	(16,466)
Credit	104,660	—	1,408	—	1,408	(1,516)	—	(1,516)
Commodity and other	93,617	—	2,457	—	2,457	(2,295)	—	(2,295)
Offset (Note 28)					(66,478)			66,478
At 31 Dec 2024	19,752,646	90,604	263,263	1,387	198,172	(262,291)	(1,269)	(197,082)

Foreign exchange	6,601,151	1,799	68,197	62	68,259	(66,691)	(17)	(66,708)
Interest rate	9,113,678	75,080	154,860	856	155,716	(151,077)	(1,116)	(152,193)
Equities	543,083	—	11,503	—	11,503	(13,937)	—	(13,937)
Credit	115,062	—	1,099	—	1,099	(1,356)	—	(1,356)
Commodity and other	76,435	—	1,584	—	1,584	(1,325)	—	(1,325)
Offset (Note 28)					(64,045)			64,045
At 31 Dec 2023	16,449,409	76,879	237,243	918	174,116	(234,386)	(1,133)	(171,474)
Hedge accounting derivatives
The group applies hedge accounting to manage the following risks: interest rate and foreign exchange. The Report of the Directors – Risk presents more details on how these risks arise and how they are managed by the group.
Hedged risk components
HSBC designates a portion of cash flows of a financial instrument or a group of financial instruments for a specific interest rate or foreign currency risk component in a fair value or cash flow hedge. The designated risks and portions are either contractually specified or otherwise separately identifiable components of the financial instrument that are reliably measurable. Risk-free or benchmark interest rates generally are regarded as being both separately identifiable and reliably measurable, except for the Interest Rate Benchmark Reform Phase 2 transition where HSBC designates Alternative Benchmark Rates as the hedged risk which may not have been separately identifiable upon initial designation, provided HSBC reasonably expects it will meet the requirement within 24 months from the first designation date. The designated risk component accounts for a significant portion of the overall changes in fair value or cash flows of the hedged item(s).
Fair value hedges
The group enters into fixed-for-floating-interest-rate swaps to manage the exposure to changes in fair value due to movements in market interest rates on certain fixed rate financial instruments which are not measured at fair value through profit or loss, including debt securities held and issued.

Hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	£m	£m	£m		£m
Interest rate[3]	34,493	1,196	(1,249)	Derivatives	208
At 31 Dec 2024	34,493	1,196	(1,249)		208

Interest rate[3]	32,750	849	(1,078)	Derivatives	(359)
At 31 Dec 2023	32,750	849	(1,078)		(359)
1    The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
2    Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3    The hedged risk ‘interest rate’ includes inflation risk.

Hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss	Profit and loss presentation
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation
Hedged risk	£m	£m	£m	£m		£m	£m
Interest rate[3]	24,848	—	(224)	—	Financial assets at fair value through other comprehensive income	(81)	15	Net income from financial instruments held for trading or managed on a fair value basis
	412	—	(7)	—	Loans and advances to customers	12
	—	—	—	—	Reverse Repos	—
	—	333	—	12	Debt securities in issue	2
	—	7,383	—	(392)	Subordinated liabilities and deposits by banks[4]	(126)
At 31 Dec 2024	25,260	7,716	(231)	(380)		(193)	15

Hedged item by hedged risk (continued)
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss	Profit and loss presentation
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation
Hedged risk	£m	£m	£m	£m		£m	£m
Interest rate[3]	22,540	—	(179)	—	Financial assets at fair value through other comprehensive income	672	21	Net income from financial instruments held for trading or managed on a fair value basis
	650	—	(17)	—	Loans and advances to customers	19
	—	—	—	—	Reverse Repos	12
	—	1,320	—	(155)	Debt securities in issue	(51)
	—	6,414	—	(369)	Subordinated liabilities and deposits by banks[4]	(272)
At 31 Dec 2023	23,190	7,734	(196)	(524)		380	21
1    Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.
2    The accumulated amounts of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were £(15)m (2023: £(3)m) for 'Financial assets at fair value through other comprehensive income', is nil (2023: nil) for 'Deposits by banks',£(54)m (2023: nil) for 'Subordinated liabilities' and £7m (2023: £7m) for 'Debt securities in issue'.
3    The hedged risk ‘interest rate’ includes inflation risk.
4    The notional amount of non-dynamic fair value hedges was £6,574m (2023: £6,755m) of which the weighted-average maturity is June 2026 and the weighted average swap rate is 0.39% (2023: 0.39%). £6,574m (2023: £6,755m) of these hedges are internal to HSBC Group and composed by internal funding between HSBC Holdings and the group.

Hedging instrument by hedged risk[4]
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	£m	£m	£m		£m	£m	£m
Foreign exchange	2,450	164	(15)	Derivatives	177	177	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	53,661	27	(5)		(566)	(573)	7
At 31 Dec 2024	56,111	191	(20)		(389)	(396)	7

Foreign exchange	1,799	62	(17)	Derivatives	109	109	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	42,332	7	(38)		522	505	17
At 31 Dec 2023	44,131	69	(55)		631	614	17
The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
2Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.
4The amounts in the above table predominantly represent the bank's exposure.

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2024		31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	83,524	(858)	76,579	(1,088)
Loans and advances to banks at amortised cost	14,524	(3)	14,372	(1)
Other financial assets measured at amortised cost	237,475	(6)	273,728	(70)
– cash and balances at central banks	119,184	—	110,618	—
– reverse repurchase agreements – non-trading	53,612	—	73,494	—
– financial investments	12,226	—	8,861	—
– assets held for sale[2]	2,591	(3)	21,796	(64)
– prepayments, accrued income and other assets[3]	49,862	(3)	58,959	(6)
Total gross carrying amount on-balance sheet	335,523	(867)	364,679	(1,159)
Loans and other credit-related commitments	121,764	(49)	125,616	(42)
Financial guarantees[4]	2,876	(9)	2,401	(16)
Total nominal amount off-balance sheet[5]	124,640	(58)	128,017	(58)
	460,163	(925)	492,696	(1,217)

	Fair value	Memorandum allowance for ECL[6]	Fair value	Memorandum allowance for ECL[6]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income ('FVOCI')	46,649	(22)	37,427	(23)
1The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2 For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 55.
3Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 117 comprises both financial and non-financial assets, including cash collateral and settlement accounts. It also includes 'Items in course of collection from other banks' which was presented separately in 2023.
4Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
5Represents the maximum amount at risk should the contracts be fully drawn upon and client's default.
6Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in
‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Maximum exposure to credit risk
(Audited)	2024			2023
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	£m	£m	£m	£m	£m	£m
Loans and advances to customers held at amortised cost	82,666	(8,897)	73,769	75,491	(9,322)	66,169
– personal	19,835	—	19,835	12,923	—	12,923
– corporate and commercial	46,835	(7,942)	38,893	49,943	(8,570)	41,373
– non-bank financial institutions	15,996	(955)	15,041	12,625	(752)	11,873
Loans and advances to banks at amortised cost	14,521	—	14,521	14,371	(6)	14,365
Other financial assets held at amortised cost	256,736	(4,082)	252,654	272,558	(15,283)	257,275
– cash and balances at central banks	119,184	—	119,184	110,618	—	110,618
– reverse repurchase agreements – non-trading	53,612	(4,082)	49,530	73,494	(15,283)	58,211
– financial investments	12,226	—	12,226	8,861	—	8,861
– assets held for sale	21,606	—	21,606	20,368	—	20,368
– prepayments, accrued income and other assets	50,108	—	50,108	59,217	—	59,217
Derivatives	198,172	(195,301)	2,871	174,116	(173,718)	398
Total on-balance sheet exposure to credit risk	552,095	(208,280)	343,815	536,536	(198,329)	338,207
Total off-balance sheet	150,262	—	150,262	153,695	—	153,695
– financial and other guarantees	22,305	—	22,305	21,908	—	21,908
– loan and other credit-related commitments	127,957	—	127,957	131,787	—	131,787
At 31 Dec	702,357	(208,280)	494,077	690,231	(198,329)	491,902

Unamortised balance of derivatives valued using models with unobservable inputs
	2024	2023
	£m	£m
Unamortised balance at 1 Jan	54	64
Deferral on new transactions	98	103
Recognised in the income statement during the year:	(93)	(113)
– amortisation	(53)	(60)
– subsequent to unobservable inputs becoming observable	(15)	(6)
– maturity, termination or offsetting derivative	(25)	(47)
– risk hedged	—	—
Exchange differences and other	(1)	—
Unamortised balance at 31 Dec[1]	58	54
1This amount is yet to be recognised in the consolidated income statement.

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign exchange
	£m	£m
Cash flow hedging reserve at 1 Jan 2024	(305)	(25)
Fair value (losses)/gains	(573)	177
Fair value losses/(gains) reclassified from cash flow hedge reserve to income statement in respect of:
– hedged items that have affected profit or loss	695	(159)
Income taxes	(39)	—
Other	2	—
Cash flow hedging reserve at 31 Dec 2024	(220)	(7)

Cash flow hedging reserve at 1 Jan 2023	(901)	(49)
Fair value gains	505	109
Fair value losses/(gains) reclassified from cash flow hedge reserve to income statement in respect of:
– hedged items that have affected profit or loss	382	(83)
Income taxes	(252)	—
Other	(39)	(2)
Cash flow hedging reserve at 31 Dec 2023	(305)	(25)